Annual Total Returns - Macquarie Tax-Free Arizona Fund - Class A	Aug. 31, 2024
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	11.48%
2015	3.03%
2016	0.86%
2017	4.72%
2018	0.71%
2019	7.24%
2020	5.24%
2021	4.30%
2022	(13.74%)
2023	6.75%